Note 24 - Financial Instruments - Estimated of Fair Values for Other Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Senior Notes	$ 529,089	$ 255,790
Senior Notes, fair value	548,440	275,928
Convertible Notes, carrying amount	225,214	223,957
Convertible Notes, fair value	$ 590,193	$ 353,638